Business Combinations and Acquisitions (Details 1) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Result of the measurement period adjustment of Company revised the 2012 Consolidated Financial Statements
Total assets	$ 7,306,953				$ 6,586,380				$ 7,306,953	$ 6,586,380
Total liabilities	6,151,610				5,595,470				6,151,610	5,595,470
Total shareholders' equity	1,155,343				990,910				1,155,343	990,910	881,236	526,320
Total liabilities and shareholders' equity	7,306,953				6,586,380				7,306,953	6,586,380
Loss before income tax benefit and equity in undistributed earnings of subsidiaries									33,483	11,956	10,996
Income tax expense (benefit)									(21,542)	4,434	(1,041)
Net income attributable to Capital Bank Financial Corp.	4,644	35,083	5,511	5,253	1,015	3,210	1,587	400	50,491	6,212	12,030
Basic income per share	$ 0.09	$ 0.76	$ 0.12	$ 0.12	$ 0.02	$ 0.07	$ 0.04	$ 0.01	$ 1.06	$ 0.14	$ 0.31
Diluted income per share	$ 0.08	$ 0.75	$ 0.12	$ 0.12	$ 0.02	$ 0.07	$ 0.03	$ 0.01	$ 1.04	$ 0.14	$ 0.31
Previously Reported [Member]
Result of the measurement period adjustment of Company revised the 2012 Consolidated Financial Statements
Total assets	7,295,713								7,295,713
Total liabilities	6,139,682								6,139,682
Total shareholders' equity	1,156,031								1,156,031
Total liabilities and shareholders' equity	7,295,713								7,295,713
Loss before income tax benefit and equity in undistributed earnings of subsidiaries									34,435
Income tax expense (benefit)									(21,278)
Net income attributable to Capital Bank Financial Corp.									$ 51,179
Basic income per share									$ 1.07
Diluted income per share									$ 1.06